1933 Act Reg. No. 33-88316

1940 Act File No. 811-08932

As filed with the Securities and Exchange Commission on January 21, 2022

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
POST-EFFECTIVE AMENDMENT NO. 136	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 138	☒

Artisan Partners Funds, Inc.

(Registrant)

875 East Wisconsin Avenue, Suite 800

Milwaukee, Wisconsin 53202

Telephone Number: (414) 390-6100

Sarah A. Johnson	John M. Loder
Artisan Partners Funds, Inc.	Ropes & Gray LLP
875 East Wisconsin Avenue, Suite 800	Prudential Tower, 800 Boylston Street
Milwaukee, Wisconsin 53202	Boston, Massachusetts 02199
(Agents for Service)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to rule 485(b)
☒	on February 18, 2022 pursuant to rule 485(b)
☐	60 days after filing pursuant to rule 485(a)(1)
☐	on pursuant to rule 485(a)(1)
☐	75 days after filing pursuant to rule 485(a)(2)
☐	on pursuant to rule 485(a)(2)

If appropriate, check the following box:

☑	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 136 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), solely to extend the effective date of Post-Effective Amendment No. 133, which was filed pursuant to Rule 485(a) under the Securities Act on November 10, 2021, to February 18, 2022.

This Post-Effective Amendment No. 136 relates solely to Artisan Emerging Markets Debt Opportunities Fund and Artisan Global Unconstrained Fund and does not supersede or amend any disclosure to the Registrant’s Registration Statement relating to any other series or shares of the Registrant.

ARTISAN PARTNERS FUNDS, INC.

Part A.	INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 133 to the Registration Statement on Form N-1A of Artisan Partners Funds, Inc. (the “Registrant”) under the Securities Act of 1933, as amended, and Amendment No. 135 to the Registrant’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the “SEC”) on November 10, 2021 (“Amendment No. 133”).

Part B.	INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 133 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on November 10, 2021.

Part C.	OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 135 to the Registrant’s Registration Statement on Form N-1A under the Securities Act of 1933, as amended, and Amendment No. 137 to the Registrant’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the SEC on December 13, 2021.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this post-effective amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee, and the State of Wisconsin on the 21st day of January, 2022.

ARTISAN PARTNERS FUNDS, INC.
By:	/s/ Gregory K. Ramirez

Gregory K. Ramirez President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date
/s/ Gregory K. Ramirez	President, Chief Executive Officer	January 21, 2022
Gregory K. Ramirez	(principal executive officer) and Director
/s/ Eric R. Colson*	Director	January 21, 2022
Eric R. Colson
/s/ Coleen Downs Dinneen*	Director	January 21, 2022
Coleen Downs Dinneen
/s/ Gail L. Hanson*	Director	January 21, 2022
Gail L. Hanson
/s/ Bonnie L. Howard*	Director	January 21, 2022
Bonnie L. Howard
/s/ William J. Kelly*	Director	January 21, 2022
William J. Kelly

/s/ Peter M. Lebovitz* Peter M. Lebovitz	Director	January 21, 2022

/s/ Peter E. Sundman*	Director	January 21, 2022
Peter E. Sundman

/s/ Shannon K. Jagodinski Shannon K. Jagodinski	Chief Financial Officer (principal financial and accounting officer),Vice President and Treasurer	January 21, 2022

By:	/s/ Nathan D. Briggs

Nathan D. Briggs

*By Nathan D. Briggs, Attorney-in-Fact, pursuant to powers of attorney filed on January 28, 2021.

Index of Exhibits Filed with this Registration Statement

None.